Consolidated Statements Of Financial Condition - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 912,932	$ 811,019
Cash segregated for regulatory purposes		73,235	227,727
Receivables:
Brokerage clients, net		1,415,936	1,599,218
Brokers, dealers, and clearing organizations		1,024,752	601,831
Securities purchased under agreements to resell	[1]	248,588	160,423
Financial instruments owned, at fair value		925,045	749,443
Available-for-sale securities, at fair value		3,181,313	1,629,907
Held-to-maturity securities, at amortized cost	[2]	3,038,405	1,855,399
Loans held for sale, at lower of cost or market		228,588	189,921
Bank loans, net		5,591,190	3,143,515
Investments, at fair value		133,563	181,017
Fixed assets, net		172,828	181,966
Goodwill		962,282	915,602
Intangible assets, net		116,304	63,177
Loans and advances to financial advisors and other employees, net		396,318	401,293
Deferred tax assets, net		225,453	285,127
Other assets		482,624	329,466
Total Assets		19,129,356	13,326,051
Payables:
Brokerage clients		842,014	1,000,422
Brokers, dealers, and clearing organizations		523,107	438,031
Drafts		94,451	183,857
Securities sold under agreements to repurchase	[3]	268,546	278,674
Bank deposits		11,527,483	6,638,356
Financial instruments sold, but not yet purchased, at fair value		699,032	521,744
Accrued compensation		295,354	363,791
Accounts payable and accrued expenses		400,570	349,040
Federal Home Loan Bank advances		500,000	148,000
Borrowings		377,000	89,084
Senior notes		795,891	740,136
Debentures to Stifel Financial Capital Trusts		67,500	82,500
Total liabilities		16,390,948	10,833,635
Shareholders’ Equity:
Preferred stock − $1 par value; authorized 3,000,000 shares; 6,000 issued		150,000
Common stock − $0.15 par value; authorized 97,000,000 shares; issued 69,507,842 shares, respectively		10,426	10,426
Additional paid-in-capital		1,840,551	1,820,772
Retained earnings		876,958	805,685
Accumulated other comprehensive loss		(39,042)	(39,533)
Total Shareholders’ Equity		2,838,893	2,597,350
Treasury stock, at cost, 2,866,492 and 2,483,071 shares, respectively		(100,485)	(104,934)
Total Shareholders’ Equity		2,738,408	2,492,416
Total Liabilities and Shareholders’ Equity		$ 19,129,356	$ 13,326,051

[1]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $248.5 million and $160.3 million at December 31, 2016 and 2015, respectively.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.
[3]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $299.3 million and $285.7 million at December 31, 2016 and 2015, respectively.